UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/2012

Check here if Amendment [  ];  Amendment Number:  ___
This Amendment (Check only one.):   [ ]  is a restatement
                                    [ ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Leonetti & Associates, LLC
Address:          1130 Lake Cook Road, Suite 300
                  Buffalo Grove, IL 60089-1976


Form 13F File Number: 028-13075

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael E. Leonetti
Title:   CEO
Phone:   (847)520-0999

Signature, Place, and Date of Signing:


Michael E. Leonetti           Buffalo Grove, IL             08/13/2012
-------------------	      -----------------		    ----------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                           0
Form 13F Information Table Entry Total:                     34
Form 13F Information Table Value Total:               $167,347
(Thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE






















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                                             Leonetti & Associates, LLC
                                             FORM 13F INFORMATION TABLE
                                                   AS OF 06/30/2012

                         TITLE                     VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER      VOTING AUTHORITY
NAME OF ISSUER          OF CLASS        CUSIP     (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS  SOLE   SHARED  NONE
-------------------    ----------       ------    --------  --------  ---  ----  ------- --------  -----  ------  ----

Abbott Labs		COM		002824100     4294    66600	SH	 Sole				   66600
Anheuser-Busch
  InBev NV		SPONSORED ADR	03524a108     6344    79650	SH	 Sole				   79650
Apple Inc		COM		037833100    11541    19762	SH	 Sole				   19762
Celgene Corp		COM		151020104     4867    75850	SH	 Sole				   75850
Cisco Systems Inc	COM		17275r102     1362    79300	SH	 Sole				   79300
Dish Network Corp	CL A		25470m109     3026   106000	SH	 Sole				  106000
IBM Corp		COM		459200101    10193    52116	SH	 Sole				   52116
J P Morgan Chase Co	COM		46625h100     2569    71896	SH	 Sole				   71896
Macy's Inc.		COM		55616p104     2538    73900	SH	 Sole				   73900
Merck & Co Inc		COM		58933y105     4012    96100	SH	 Sole				   96100
Morgan Stanley 		COM		617446448     1808   123900	SH	 Sole				  123900
Powershares QQQ Tr	UNIT SER 1	73935a104     4199    65450	SH	 Sole				   65050
Retail SPDR		S&P RETAIL ETF	78464a714     8385   141900	SH	 Sole				  141700
Rydex S&P 500 Eq Wghtd	GUG S&P
			  500 EQ WT	78355W106      764    15425	SH	 Sole				   15425
S&P MidCap 400 SPDR 	UTSER1 S&PDCRP	78467y107    20275   118361	SH	 Sole				  118061
SPDR Index Dow
  Jones Intl Real	DJ INTL RL ETF	78463X863      205     5575	SH	 Sole				    5575
U.S. Silica
  Holdings Inc		COM		90346E103      709    63000	SH	 Sole				   63000
Universal Health Svcs	CL B		913903100     2736    63400	SH	 Sole				   63400
Vanguard Dividend
  Appreciation		DIV APP ETF	921908844      499     8810	SH	 Sole				    8745
Walt Disney		COM		254687106     5544   114300	SH	 Sole				  114300
Waste Connections Inc	COM		941053100     1903    63619	SH	 Sole				   63619
Xylem Inc		COM		98419m100     1440    57200	SH	 Sole				   57200
iShares Brclys
  1-3 Yr Credit B	BARCLYS 1-3YR	464288646     4372    41750	SH	 Sole				   41150
iShares Brclys
  Aggregate Bd Fd	BARCLYS US AGG	464287226    13851   124445	SH	 Sole				  123845
iShares High Yield
  Corp Bond F		HIGH YLD CORP	464288513     7003    76710	SH	 Sole				   76210
iShares JPMorgan
  USD Emerging 		JPMORGAN USD	464288281	94	820	SH	 Sole				     820
iShares MSCI Emrg Mkts	MSCI EMERG MKT	464287234    10366   264875	SH	 Sole				  264075
iShares Russell 2000	RUSSELL 2000	464287655    18368   230875	SH	 Sole				  230375
iShares S & P
  Midcap Gro		S&P MC 400 GRW	464287606      266     2515	SH	 Sole				    2515
iShares S&P
  100 Index Fd		S&P 100 IDX FD	464287101     1677    26850	SH	 Sole				   26650
iShares S&P 600 Index	S&P SMLCAP 600	464287804	67	920	SH	 Sole				     920
iShares S&P Latin
  America 40		S&P LTN AM 40	464287390     2361    56950	SH	 Sole				   56650
iShares S&P
  Smallcap 600 Growt	S&P SMLCP GROW	464287887      204     2525	SH	 Sole				    2525
iShares US Real Estate	DJ US REAL EST	464287739     9504   148650	SH	 Sole				  148350

REPORT SUMMARY 		  34 DATA RECORDS	    167347		0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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